LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Basic earnings per share [abstract]
LOSS PER SHARE	LOSS PER SHARE
The calculation of the basic loss per share amount is based on the loss for the year attributable to ordinary equity holders of the Company.

The calculation of the diluted earnings per share amount is based on the loss for the year attributable to ordinary equity holders of the Company. The weighted average number of ordinary shares used in the calculation is the number of ordinary shares in issue during the year, as used in the basic earnings per share calculation. The diluted loss per share equals the basic loss per share amounts presented for the years ended December 31, 2025, 2024 and 2023, as the impact of the outstanding share options and RSU had an anti-dilutive effect on the basic loss per share amounts presented. Potentially dilutive securities excluded from the computation of diluted earnings per share relate to stock options and unvested RSU outstanding, which together totaled 10,141,047, 9,219,094, and 11,315,494 shares as of December 31, 2025, 2024 and 2023, respectively.
The calculations of basic and diluted loss per share are based on:

	2025	2024	2023
(Dollars in millions, except share and per share data)
Net loss	$(296.8)	$(177.0)	$(518.3)
Weighted average shares outstanding
Basic	368,641,170	365,702,143	352,165,418
Diluted	368,641,170	365,702,143	352,165,418
Loss per share
Basic	$(0.81)	$(0.48)	$(1.47)
Diluted	$(0.81)	$(0.48)	$(1.47)